Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (20.4%)

	Communication Services (2.1%)

35,000	GCI Liberty, Inc.* 1.750%, 09/30/46	$60,093
	Liberty Media Corp.
125,000	2.250%, 09/30/46	58,951
90,000	1.375%, 10/15/23	98,970
105,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	124,993
27,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	29,842
45,000	Sea, Ltd.* 2.375%, 12/01/25	84,206
52,000	Snap, Inc. 0.750%, 08/01/26	72,220
65,000	Zynga, Inc. 0.250%, 06/01/24	82,367

		611,642

	Consumer Discretionary (5.3%)

38,000	Bloomin’ Brands, Inc.* 5.000%, 05/01/25	57,665
194,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	250,031
100,000	Burlington Stores, Inc.* 2.250%, 04/15/25	119,143
85,000	Chegg, Inc.* 0.000%, 09/01/26	85,069
53,000	Dana, Inc.^ 5.500%, 12/15/24	54,109
50,000	Dick’s Sporting Goods, Inc.*^ 3.250%, 04/15/25	91,257
145,000	Etsy, Inc.*^ 0.125%, 09/01/27	148,010
15,000	Guess, Inc. 2.000%, 04/15/24	12,118
145,000	Liberty Broadband Corp.* 2.750%, 09/30/50	155,929
	NCL Corp., Ltd.*
44,000	5.375%, 08/01/25^	51,700
25,000	6.000%, 05/15/24	36,289
175,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	202,501
50,000	Under Armour, Inc.*^ 1.500%, 06/01/24	62,285
115,000	Wayfair, Inc.* 0.625%, 10/01/25	117,833
73,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	78,981

		1,522,920

	Energy (0.6%)

37,000	EQT Corp.*^ 1.750%, 05/01/26	42,236
130,000	Pioneer Natural Resources Company*^ 0.250%, 05/15/25	143,712

		185,948

	Financials (1.6%)

50,000	Ares Capital Corp. 4.625%, 03/01/24	52,070

PRINCIPAL AMOUNT		VALUE
	JPMorgan Chase Bank, N.A.
200,000	0.000%, 12/30/20	$205,773
170,000	0.125%, 01/01/23*^	214,160

		472,003

	Health Care (3.4%)

27,000	BioMarin Pharmaceutical, Inc.* 1.250%, 05/15/27	26,400
32,000	CONMED Corp.^ 2.625%, 02/01/24	35,997
134,000	DexCom, Inc.*^ 0.250%, 11/15/25	142,127
52,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	72,402
65,000	Exact Sciences Corp. 0.375%, 03/15/27	76,403
65,000	Insulet Corp.*^ 0.375%, 09/01/26	82,961
55,000	Jazz Investments I, Ltd.*^ 2.000%, 06/15/26	64,649
38,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	45,758
30,000	Natera, Inc.*^ 2.250%, 05/01/27	61,267
26,000	NuVasive, Inc.* 0.375%, 03/15/25	22,993
70,000	Omnicell, Inc.* 0.250%, 09/15/25	72,094
95,000	Pacira BioSciences, Inc.*^ 0.750%, 08/01/25	103,940
36,000	Repligen Corp. 0.375%, 07/15/24	51,206
50,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	64,836
25,000	Teladoc Health, Inc.* 1.250%, 06/01/27	31,242
36,000	Tricida, Inc.* 3.500%, 05/15/27	21,205

		975,480

	Industrials (3.1%)

105,000	Air Canada* 4.000%, 07/01/25	117,944
55,000	Air Transport Services Group, Inc.^ 1.125%, 10/15/24	58,759
110,000	American Airlines Group, Inc. 6.500%, 07/01/25	101,398
35,000	Chart Industries, Inc.*^ 1.000%, 11/15/24	48,555
115,000	Middleby Corp.*^ 1.000%, 09/01/25	113,599
45,000	Parsons Corp.* 0.250%, 08/15/25	45,299
315,000	Southwest Airlines Company^ 1.250%, 05/01/25	411,015

		896,569

	Information Technology (3.6%)

60,000	Akamai Technologies, Inc.^ 0.375%, 09/01/27	69,403
36,000	Cloudflare, Inc.* 0.750%, 05/15/25	48,463

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
75,000	Coupa Software, Inc.* 0.375%, 06/15/26	$88,528
55,000	Datadog, Inc.* 0.125%, 06/15/25	72,999
25,000	Five9, Inc.* 0.500%, 06/01/25	30,241
23,000	II-VI, Inc. 0.250%, 09/01/22	26,014
50,000	Inphi Corp.*^ 0.750%, 04/15/25	60,468
55,000	Lumentum Holdings, Inc.*^ 0.500%, 12/15/26	58,804
80,000	Microchip Technology, Inc. 1.625%, 02/15/27	123,333
65,000	Okta, Inc. 0.125%, 09/01/25	85,936
34,000	ON Semiconductor Corp. 1.000%, 12/01/20	40,814
26,000	Q2 Holdings, Inc.^ 0.750%, 06/01/26	31,849
90,000	RingCentral, Inc.*^ 0.000%, 03/01/25	96,181
19,000	Shopify, Inc. 0.125%, 11/01/25	21,228
47,000	Silicon Laboratories, Inc.*^ 0.625%, 06/15/25	50,534
30,000	Wix.com, Ltd.* 0.000%, 08/15/25	30,046
30,000	Workday, Inc. 0.250%, 10/01/22	46,350
40,000	Zscaler, Inc.* 0.125%, 07/01/25	47,205

		1,028,396

	Real Estate (0.3%)
70,000	IH Merger Sub, LLC 3.500%, 01/15/22	90,491

	Utilities (0.4%)
120,000	NRG Energy, Inc. 2.750%, 06/01/48	124,920

	TOTAL CONVERTIBLE BONDS (Cost $5,283,929)	5,908,369

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (10.1%)

	Communication Services (0.8%)
205	2020 Cash Mandatory Exchangeable Trust*^ 5.250%, 06/01/23	221,041

	Consumer Discretionary (0.7%)
1,695	Aptiv, PLC 5.500%, 06/15/23	192,247

	Consumer Staples (0.1%)
420	Energizer Holdings, Inc.^ 7.500%, 01/15/22	34,957

	Financials (0.9%)
1,180	AMG Capital Trust II 5.150%, 10/15/37	54,073

NUMBER OF SHARES		VALUE
620	Assurant, Inc.^ 6.500%, 03/15/21	$72,304
2,895	KKR & Company, Inc.^ 6.000%, 09/15/23	150,540

		276,917

	Health Care (1.3%)
1,300	Boston Scientific Corp.^ 5.500%, 06/01/23	145,431
	Danaher Corp
130	4.750%, 04/15/22	191,861
22	5.000%, 04/15/23^	28,106

		365,398

	Industrials (1.8%)
305	Fortive Corp. 5.000%, 07/01/21	285,584
2,430	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	245,187

		530,771

	Information Technology (1.1%)
260	Broadcom, Inc.^ 8.000%, 09/30/22	324,155

	Utilities (3.4%)
2,480	American Electric Power Company, Inc.^ 6.125%, 03/15/22	120,305
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	52,853
1,190	Dominion Energy, Inc. 7.250%, 06/01/22	121,094
3,750	DTE Energy Company 6.250%, 11/01/22	169,350
1,945	Essential Utilities, Inc. 6.000%, 04/30/22	104,057
	NextEra Energy, Inc.
4,935	4.872%, 09/01/22	267,280
1,210	6.219%, 09/01/23	57,777
	Sempra Energy
550	6.750%, 07/15/21	53,906
400	6.000%, 01/15/21	39,380

		986,002

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,744,235)	2,931,488

COMMON STOCKS (68.8%)

	Communication Services (6.7%)
515	Alphabet, Inc. - Class A#	754,784
2,950	AT&T, Inc.	84,105
4,275	Comcast Corp. - Class A	197,762
2,135	Facebook, Inc. - Class A#	559,156
375	Netflix, Inc.#	187,511
1,250	Walt Disney Company	155,100

		1,938,418

	Consumer Discretionary (9.2%)
225	Alibaba Group Holding, Ltd.#	66,145
420	Amazon.com, Inc.#~	1,322,467

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,450	General Motors Company#	$42,906
1,500	Home Depot, Inc.	416,565
1,195	Lowe’s Companies, Inc.	198,203
650	McDonald’s Corp.	142,668
1,915	MGM Resorts International	41,651
1,340	Nike, Inc. - Class B	168,224
895	Starbucks Corp.	76,898
650	Target Corp.	102,323
1,310	TJX Companies, Inc.	72,901

		2,650,951

	Consumer Staples (5.6%)
5,605	Coca-Cola Company	276,719
480	Costco Wholesale Corp.	170,400
2,930	Mondelez International, Inc. - Class A	168,328
1,345	PepsiCo, Inc.	186,417
1,900	Philip Morris International, Inc.	142,481
2,540	Procter & Gamble Company	353,034
1,500	Sysco Corp.	93,330
1,570	Walmart, Inc.	219,659

		1,610,368

	Energy (1.6%)
2,925	Chevron Corp.	210,600
1,920	Hess Corp.	78,585
2,655	Kinder Morgan, Inc.	32,736
1,505	Marathon Petroleum Corp.	44,157
830	Pioneer Natural Resources Company	71,372
580	Valero Energy Corp.	25,126

		462,576

	Financials (6.4%)
3,970	American International Group, Inc.	109,294
9,845	Bank of America Corp.	237,166
1,115	Bank of New York Mellon Corp.	38,289
125	BlackRock, Inc.	70,444
2,035	Charles Schwab Corp.	73,728
545	Chubb, Ltd.	63,285
2,835	Citigroup, Inc.	122,217
570	Discover Financial Services	32,935
585	Goldman Sachs Group, Inc.	117,567
1,515	Intercontinental Exchange, Inc.	151,576
3,145	JPMorgan Chase & Company	302,769
3,935	KeyCorp	46,945
1,555	Marsh & McLennan Companies, Inc.	178,358
3,315	Morgan Stanley	160,280
510	Northern Trust Corp.	39,765
2,318	Starwood Property Trust, Inc.	34,979
1,760	US Bancorp	63,096

		1,842,693

	Health Care (9.6%)
350	Abbott Laboratories	38,091
645	Agilent Technologies, Inc.	65,106
505	Amgen, Inc.	128,351
215	Anthem, Inc.	57,747
2,010	Baxter International, Inc.	161,644
1,745	Bristol-Myers Squibb Company	105,206
945	Edwards Lifesciences Corp.#	75,430
345	Eli Lilly and Company	51,067
745	Gilead Sciences, Inc.	47,077
350	Humana, Inc.	144,862

NUMBER OF SHARES		VALUE
145	Intuitive Surgical, Inc.#	$102,883
1,705	Johnson & Johnson	253,840
815	Laboratory Corp. of America Holdings#	153,440
2,060	Medtronic, PLC	214,075
2,915	Merck & Company, Inc.	241,799
3,310	Pfizer, Inc.	121,477
230	Stryker Corp.	47,925
435	Thermo Fisher Scientific, Inc.	192,061
1,595	UnitedHealth Group, Inc.	497,273
305	Vertex Pharmaceuticals, Inc.#	82,997

		2,782,351

	Industrials (5.2%)
3,730	CSX Corp.	289,709
175	FedEx Corp.	44,016
1,610	Honeywell International, Inc.	265,022
465	Lockheed Martin Corp.	178,225
2,660	Masco Corp.	146,646
790	Northrop Grumman Corp.	249,237
3,830	Raytheon Technologies Corp.	220,378
580	Union Pacific Corp.	114,185

		1,507,418

	Information Technology (21.7%)
820	Accenture, PLC - Class A	185,312
430	Adobe, Inc.#~	210,885
505	Advanced Micro Devices, Inc.#	41,405
14,960	Apple, Inc.	1,732,518
2,510	Cisco Systems, Inc.	98,869
1,375	Fidelity National Information Services, Inc.	202,414
495	Global Payments, Inc.	87,902
639	Lam Research Corp.	211,988
1,335	Marvell Technology Group, Ltd.	53,000
845	MasterCard, Inc. - Class A	285,754
2,495	Micron Technology, Inc.#	117,165
7,355	Microsoft Corp.~	1,546,977
675	NVIDIA Corp.	365,323
315	PayPal Holdings, Inc.#	62,064
765	QUALCOMM, Inc.	90,025
985	Salesforce.com, Inc.#	247,550
250	ServiceNow, Inc.#	121,250
510	Skyworks Solutions, Inc.	74,205
995	Taiwan Semiconductor Manufacturing Company, Ltd.	80,665
2,360	Visa, Inc. - Class A	471,929

		6,287,200

	Materials (1.3%)
985	Linde, PLC	234,558
970	PPG Industries, Inc.	118,417
240	Vulcan Materials Company	32,530

		385,505

	Real Estate (1.5%)
810	American Tower Corp.	195,801
1,405	Crown Castle International Corp.	233,933

		429,734

	TOTAL COMMON STOCKS (Cost $11,402,819)	19,897,214

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Information Technology (0.0%)
4	Apple, Inc.
46,324	Call, 01/15/21, Strike $115.00	$4,380
12	Intel Corp.
62,136	Call, 10/16/20, Strike $55.00	258
5	Paypal Holdings, Inc.
98,515	Call, 01/15/21, Strike $200.00	8,488

		13,126

	Other (0.3%)
175	Financial Select Sector SPDR
421,225	Fund
	Call, 12/18/20, Strike $27.00	5,862
168	iShares MSCI EAFE ETF
1,069,320	Call, 11/20/20, Strike $67.00	10,332
160	iShares MSCI Emerging Markets
705,440	Call, 12/18/20, Strike $47.00	13,440
	iShares Russell 2000 ETF
35
524,265	Call, 10/16/20, Strike $165.00	315
20
299,580	Call, 01/15/21, Strike $165.00	6,380
3	S&P 500 Index
1,008,900	Put, 11/30/20, Strike $3,000.00	15,330
15	SPDR S&P 500 ETF Trust
502,335	Put, 12/18/20, Strike $325.00	21,240

		72,899

	TOTAL PURCHASED OPTIONS (Cost $172,385)	86,025

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (0.6%)
165,336	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.020%*** (Cost $165,336)	165,336

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (12.6%)
3,654,322	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $3,654,322)	3,654,322

		VALUE

	TOTAL INVESTMENTS (112.8%) (Cost $23,423,026)	$32,642,754

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-12.6%)		(3,654,322)
LIABILITIES, LESS OTHER ASSETS (-0.2%)		(43,593)

NET ASSETS (100.0%)		$28,944,839

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #

	Information Technology (0.0%)
	Apple, Inc.
4
46,324	Call, 01/15/21, Strike $130.00	(2,110)
4
46,324	Put, 01/15/21, Strike $92.50	(1,036)
12	Intel Corp.
62,136	Put, 10/16/20, Strike $45.00	(90)
5	Paypal Holdings, Inc.
98,515	Put, 01/15/21, Strike $160.00	(2,563)

	TOTAL WRITTEN OPTIONS (Premium $9,203)	(5,799)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2020.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $72,845.
***	The rate disclosed is the 7 day net yield as of September 30, 2020.
†	Represents investment of cash collateral received from securities on loan as of September 30, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2020 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	Hong Kong Dollar	10/22/20	184,000	$23,741	$7
State Street Bank and Trust	Hong Kong Dollar	10/22/20	171,000	22,063	(1)
State Street Bank and Trust	Canadian Dollar	10/22/20	11,000	8,262	50
Goldman Sachs & Co.	Canadian Dollar	10/22/20	10,000	7,511	46
State Street Bank and Trust	Canadian Dollar	10/22/20	8,000	6,008	—
State Street Bank and Trust	New Taiwanese Dollar	10/22/20	137,000	4,730	41

					$143

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	Canadian Dollar	10/22/20	8,000	$6,008	$99
Bank of New York	Canadian Dollar	10/22/20	9,000	6,759	55
State Street Bank and Trust	Hong Kong Dollar	10/22/20	59,000	7,613	(3)
State Street Bank and Trust	New Taiwanese Dollar	10/22/20	444,000	15,331	(34)
State Street Bank and Trust	Hong Kong Dollar	10/22/20	139,000	17,935	(6)
State Street Bank and Trust	New Taiwanese Dollar	10/22/20	1,842,000	63,602	(250)
State Street Bank and Trust	Canadian Dollar	10/22/20	143,000	107,401	(986)
State Street Bank and Trust	Hong Kong Dollar	10/22/20	1,055,000	136,122	(37)

					$(1,162)

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in the fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2020, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost basis of investments	$23,413,823
Gross unrealized appreciation	10,312,293
Gross unrealized depreciation	(1,089,161)
Net unrealized appreciation (depreciation)	$9,223,132

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.